Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Government Fund
Document Type	497
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000769220
Document Effective Date	Nov. 28, 2018
Document Creation Date	Nov. 30, 2018
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Delaware Emerging Markets Debt Fund | Class A
Document and Entity Information:
Trading Symbol	DEDAX
Delaware Emerging Markets Debt Fund | Class C
Document and Entity Information:
Trading Symbol	DEDCX
Delaware Emerging Markets Debt Fund | Class R
Document and Entity Information:
Trading Symbol	DEDRX
Delaware Emerging Markets Debt Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEDIX